Other assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Retirement assets	$ 132	$ 27
Interest rate swap contracts	12	0
Other	31	31
Other assets	$ 175	$ 58